DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Feb. 29, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of LIFO inventory	85.90%			85.60%
Inventory, LIFO reserve	$ 125.1			$ 143.5
Decrease in cost of sales	$ 12.9	$ 18.1	$ 16.7